Lease (Details) - Schedule of Remaining Lease Term and Discount Rate	Dec. 31, 2023
Schedule of Remaining Lease Term and Discount Rate [Abstract]
Weighted average remaining lease term (years)	1 year 2 months 1 day
Weighted average discount rate	6.92%